Schedule of Investments (unaudited) December 31, 2020	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
L3Harris Technologies Inc.	231,255	$43,711,820
Lockheed Martin Corp.	217,668	77,267,787
Teledyne Technologies Inc.(a)(b)	34,894	13,677,750
TransDigm Group Inc.(a)	63,003	38,989,406

		173,646,763

Air Freight & Logistics — 0.8%
Expeditors International of Washington Inc.	210,874	20,056,226
FedEx Corp.	297,949	77,353,519
United Parcel Service Inc., Class B	963,396	162,235,887

		259,645,632

Auto Components — 0.1%
Aptiv PLC	347,991	45,339,747

Automobiles — 3.2%
Tesla Inc.(a)	1,459,817	1,030,149,062

Banks — 0.2%
First Republic Bank/CA	177,755	26,117,542
SVB Financial Group(a)	99,715	38,672,469

		64,790,011

Beverages — 1.2%
Brown-Forman Corp., Class B, NVS	176,842	14,046,560
Coca-Cola Co. (The)	2,604,759	142,844,983
Monster Beverage Corp.(a)	710,347	65,692,891
PepsiCo Inc.	1,117,352	165,703,302

		388,287,736

Biotechnology — 2.2%
AbbVie Inc.	2,515,003	269,482,571
Alexion Pharmaceuticals Inc.(a)	308,082	48,134,732
Amgen Inc.	560,341	128,833,603
Biogen Inc.(a)	157,041	38,453,059
Incyte Corp.(a)	227,097	19,752,897
Regeneron Pharmaceuticals Inc.(a)	202,074	97,623,970
Vertex Pharmaceuticals Inc.(a)	500,038	118,178,981

		720,459,813

Building Products — 0.3%
Allegion PLC	75,110	8,741,302
Carrier Global Corp.	1,004,869	37,903,659
Fortune Brands Home & Security Inc.	153,267	13,138,047
Masco Corp.	222,697	12,232,746
Trane Technologies PLC	213,457	30,985,418

		103,001,172

Capital Markets — 1.9%
BlackRock Inc.(c)	191,209	137,964,942
Cboe Global Markets Inc.	106,941	9,958,346
Intercontinental Exchange Inc.	581,986	67,097,166
MarketAxess Holdings Inc.	73,222	41,777,544
Moody’s Corp.	223,485	64,864,286
MSCI Inc.	159,289	71,127,317
Nasdaq Inc.	142,848	18,961,644
S&P Global Inc.	462,625	152,078,716
T Rowe Price Group Inc.	260,817	39,485,086

		603,315,047

Chemicals — 1.3%
Air Products & Chemicals Inc.	196,199	53,605,491
Albemarle Corp.	204,795	30,211,358
Dow Inc.	697,822	38,729,121

Security	Shares	Value

Chemicals (continued)
Ecolab Inc.	220,361	$47,677,306
FMC Corp.	249,028	28,620,788
Linde PLC	585,996	154,415,806
Sherwin-Williams Co. (The)	108,372	79,643,667

		432,903,537

Commercial Services & Supplies — 0.4%
Cintas Corp.	112,031	39,598,477
Copart Inc.(a)	400,484	50,961,589
Rollins Inc.	424,082	16,568,884
Waste Management Inc.	290,400	34,246,872

		141,375,822

Communications Equipment — 0.2%
Arista Networks Inc.(a)(b)	104,599	30,393,331
F5 Networks Inc.(a)(b)	51,841	9,120,906
Motorola Solutions Inc.	147,366	25,061,062

		64,575,299

Construction & Engineering — 0.1%
Jacobs Engineering Group Inc.	152,496	16,615,964
Quanta Services Inc.	155,162	11,174,767

		27,790,731

Construction Materials — 0.1%
Vulcan Materials Co.	107,864	15,997,310

Containers & Packaging — 0.2%
Avery Dennison Corp.	68,053	10,555,701
Ball Corp.	401,187	37,382,605
Sealed Air Corp.	193,526	8,861,555

		56,799,861

Distributors — 0.1%
Pool Corp.(b)	76,808	28,610,980

Electric Utilities — 0.4%
NextEra Energy Inc.	1,621,659	125,110,992
NRG Energy Inc.	280,128	10,518,806

		135,629,798

Electrical Equipment — 0.3%
AMETEK Inc.	215,633	26,078,655
Emerson Electric Co.	461,864	37,120,010
Rockwell Automation Inc.	125,289	31,423,734

		94,622,399

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	355,678	46,512,012
CDW Corp./DE	122,075	16,088,264
Corning Inc.	692,065	24,914,340
IPG Photonics Corp.(a)(b)	31,139	6,968,597
Keysight Technologies Inc.(a)(b)	204,115	26,961,551
TE Connectivity Ltd.	242,588	29,370,129
Zebra Technologies Corp., Class A(a)	75,224	28,910,840

		179,725,733

Entertainment — 2.0%
Activision Blizzard Inc.	878,519	81,570,489
Electronic Arts Inc.(b)	301,998	43,366,913
Netflix Inc.(a)	850,483	459,881,672
Take-Two Interactive Software Inc.(a)	221,905	46,109,640

		630,928,714

Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	435,502	97,752,779
Crown Castle International Corp.	498,283	79,321,671

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Duke Realty Corp.	295,048	$11,793,068
Equinix Inc.	99,256	70,886,650
Extra Space Storage Inc.	119,712	13,869,832
Public Storage	125,975	29,091,407
SBA Communications Corp.	139,405	39,330,333

		342,045,740

Food & Staples Retailing — 0.5%
Costco Wholesale Corp.	450,181	169,619,197

Food Products — 0.1%
Hershey Co. (The)	116,752	17,784,832
Lamb Weston Holdings Inc.	104,426	8,222,503
McCormick & Co. Inc./MD, NVS	211,830	20,250,948

		46,258,283

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	2,012,984	220,401,618
ABIOMED Inc.(a)	86,884	28,167,793
Align Technology Inc.(a)	137,776	73,624,739
Cooper Companies Inc. (The)	38,906	14,135,328
Danaher Corp.	827,401	183,798,858
DexCom Inc.(a)	185,209	68,475,471
Edwards Lifesciences Corp.(a)	682,272	62,243,675
Hologic Inc.(a)	356,399	25,956,539
IDEXX Laboratories Inc.(a)(b)	163,867	81,912,197
Intuitive Surgical Inc.(a)(b)	158,388	129,577,223
ResMed Inc.	279,497	59,409,882
STERIS PLC	93,601	17,741,134
Stryker Corp.	307,963	75,463,254
Teleflex Inc.	42,353	17,431,224
Varian Medical Systems Inc.(a)	109,177	19,107,067
West Pharmaceutical Services Inc.	142,750	40,442,502

		1,117,888,504

Health Care Providers & Services — 1.3%
DaVita Inc.(a)	142,239	16,698,859
Humana Inc.	132,719	54,450,624
UnitedHealth Group Inc.	949,799	333,075,513

		404,224,996

Health Care Technology — 0.1%
Cerner Corp.	255,320	20,037,514

Hotels, Restaurants & Leisure — 1.3%
Chipotle Mexican Grill Inc.(a)(b)	53,750	74,535,662
Domino’s Pizza Inc.	75,401	28,913,267
Hilton Worldwide Holdings Inc.	197,641	21,989,538
McDonald’s Corp.	573,101	122,976,013
Starbucks Corp.	1,310,391	140,185,629
Yum! Brands Inc.	250,105	27,151,399

		415,751,508

Household Durables — 0.2%
DR Horton Inc.	383,691	26,443,984
Garmin Ltd.	161,742	19,354,048
PulteGroup Inc.	263,689	11,370,269

		57,168,301

Household Products — 1.5%
Church & Dwight Co. Inc.	319,576	27,876,614
Clorox Co. (The)	162,160	32,743,347
Colgate-Palmolive Co.	856,529	73,241,795
Kimberly-Clark Corp.	249,391	33,625,389

Security	Shares	Value

Household Products (continued)
Procter & Gamble Co. (The)	2,291,233	$318,802,160

		486,289,305

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	482,577	11,340,560

Industrial Conglomerates — 0.1%
Roper Technologies Inc.	108,596	46,814,650

Insurance — 0.6%
Aon PLC, Class A	229,237	48,430,901
Arthur J Gallagher & Co.	160,198	19,818,095
Marsh & McLennan Companies Inc.	479,481	56,099,277
Progressive Corp. (The)	722,538	71,444,557

		195,792,830

Interactive Media & Services — 10.3%
Alphabet Inc., Class A(a)	578,760	1,014,357,926
Alphabet Inc., Class C, NVS(a)	558,814	978,975,070
Facebook Inc., Class A(a)	4,627,792	1,264,127,663
Twitter Inc.(a)	1,533,493	83,038,646

		3,340,499,305

Internet & Direct Marketing Retail — 8.8%
Amazon.com Inc.(a)	821,018	2,673,998,155
Booking Holdings Inc.(a)	29,879	66,548,600
eBay Inc.	1,262,320	63,431,580
Etsy Inc.(a)	243,323	43,289,595
Expedia Group Inc.	94,117	12,461,091

		2,859,729,021

IT Services — 5.8%
Accenture PLC, Class A	683,010	178,409,042
Akamai Technologies Inc.(a)(b)	201,052	21,108,449
Automatic Data Processing Inc.	395,208	69,635,650
Broadridge Financial Solutions Inc.	111,747	17,119,640
Cognizant Technology Solutions Corp., Class A	523,681	42,915,658
Fiserv Inc.(a)	752,650	85,696,729
FleetCor Technologies Inc.(a)	69,349	18,920,488
Gartner Inc.(a)	91,279	14,621,983
Jack Henry & Associates Inc.	70,538	11,426,451
Mastercard Inc., Class A	1,151,613	411,056,744
Paychex Inc.	327,355	30,502,939
PayPal Holdings Inc.(a)	2,255,579	528,256,602
VeriSign Inc.(a)	81,218	17,575,575
Visa Inc., Class A(b)	1,958,574	428,398,891

		1,875,644,841

Life Sciences Tools & Services — 1.9%
Agilent Technologies Inc.	424,576	50,308,010
Bio-Rad Laboratories Inc., Class A(a)	41,456	24,166,361
Illumina Inc.(a)(b)	140,862	52,118,940
IQVIA Holdings Inc.(a)	236,865	42,439,102
Mettler-Toledo International Inc.(a)	45,744	52,133,522
PerkinElmer Inc.	215,626	30,942,331
Thermo Fisher Scientific Inc.	762,973	355,377,564
Waters Corp.(a)	65,931	16,312,648

		623,798,478

Machinery — 1.2%
Caterpillar Inc.	490,966	89,365,631
Cummins Inc.	121,680	27,633,528
Deere & Co.	452,846	121,838,216
IDEX Corp.	65,850	13,117,320
Illinois Tool Works Inc.	243,193	49,582,189

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Otis Worldwide Corp.	407,556	$27,530,408
Parker-Hannifin Corp.	129,278	35,216,620
Xylem Inc./NY	160,588	16,346,253

		380,630,165

Media — 1.2%
Charter Communications Inc., Class A(a)(b)	280,881	185,816,826
Comcast Corp., Class A	3,867,425	202,653,070

		388,469,896

Metals & Mining — 0.3%
Freeport-McMoRan Inc.	1,737,858	45,219,065
Newmont Corp.	850,359	50,928,001

		96,147,066

Multiline Retail — 0.7%
Dollar General Corp.	471,283	99,110,815
Target Corp.	635,603	112,202,997

		211,313,812

Oil, Gas & Consumable Fuels — 0.0%
Hess Corp.	280,999	14,833,937

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	243,651	64,857,460

Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	2,261,114	140,256,901
Catalent Inc.(a)	317,791	33,072,509
Eli Lilly & Co.	932,060	157,369,010
Johnson & Johnson	2,027,126	319,029,090
Merck & Co. Inc.	2,337,827	191,234,249
Zoetis Inc.	667,761	110,514,446

		951,476,205

Professional Services — 0.4%
Equifax Inc.	117,516	22,661,785
IHS Markit Ltd.	467,517	41,997,052
Verisk Analytics Inc.(b)	313,571	65,094,204

		129,753,041

Road & Rail — 1.0%
CSX Corp.	765,719	69,488,999
JB Hunt Transport Services Inc.	93,762	12,812,578
Kansas City Southern	92,362	18,853,855
Norfolk Southern Corp.	220,588	52,413,915
Old Dominion Freight Line Inc.	185,651	36,235,362
Union Pacific Corp.	622,464	129,609,454

		319,414,163

Semiconductors & Semiconductor Equipment — 6.8%
Advanced Micro Devices Inc.(a)	2,315,294	212,335,613
Analog Devices Inc.	306,732	45,313,518
Applied Materials Inc.	1,757,376	151,661,549
Broadcom Inc.	529,511	231,846,391
KLA Corp.	296,831	76,852,514
Lam Research Corp.	277,229	130,926,940
Maxim Integrated Products Inc.	307,501	27,259,964
Microchip Technology Inc.	359,703	49,678,581
NVIDIA Corp.	1,191,611	622,259,264
Qorvo Inc.(a)	220,003	36,579,899
QUALCOMM Inc.	2,177,246	331,681,656
Skyworks Solutions Inc.	166,672	25,480,815
Teradyne Inc.(b)	320,283	38,398,729
Texas Instruments Inc.	936,558	153,717,265

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Xilinx Inc.	472,009	$66,916,716

		2,200,909,414

Software — 15.8%
Adobe Inc.(a)	923,491	461,856,319
ANSYS Inc.(a)(b)	165,562	60,231,455
Autodesk Inc.(a)	422,970	129,149,660
Cadence Design Systems Inc.(a)	535,673	73,081,867
Citrix Systems Inc.	154,164	20,056,736
Fortinet Inc.(a)	259,856	38,596,412
Intuit Inc.	505,749	192,108,758
Microsoft Corp.	14,554,434	3,237,197,210
Oracle Corp.	2,007,435	129,860,970
Paycom Software Inc.(a)(b)	94,493	42,734,459
salesforce.com Inc.(a)	1,761,432	391,971,463
ServiceNow Inc.(a)	375,581	206,731,050
Synopsys Inc.(a)(b)	293,224	76,015,390
Tyler Technologies Inc.(a)	77,807	33,964,312

		5,093,556,061

Specialty Retail — 2.2%
AutoZone Inc.(a)	25,042	29,685,788
Best Buy Co. Inc.	221,775	22,130,927
Home Depot Inc. (The)	1,492,221	396,363,742
L Brands Inc.	251,919	9,368,868
Lowe’s Companies Inc.	1,001,059	160,679,980
O’Reilly Automotive Inc.(a)	95,079	43,029,903
Tractor Supply Co.	224,185	31,515,927
Ulta Beauty Inc.(a)(b)	55,397	15,907,803

		708,682,938

Technology Hardware, Storage & Peripherals — 12.6%
Apple Inc.	30,765,779	4,082,311,216

Textiles, Apparel & Luxury Goods — 0.7%
Nike Inc., Class B	1,545,973	218,708,800

Trading Companies & Distributors — 0.3%
Fastenal Co.	828,901	40,475,236
United Rentals Inc.(a)(b)	139,252	32,293,931
WW Grainger Inc.	52,429	21,408,858

		94,178,025

Water Utilities — 0.1%
American Water Works Co. Inc.	173,970	26,699,176

Wireless Telecommunication Services — 0.3%
T-Mobile U.S. Inc.(a)	775,292	104,548,126

Total Common Stocks — 99.9% (Cost: $19,684,986,670)		32,296,987,701

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	263,055,750	263,213,584

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	37,520,000	$37,520,000

		300,733,584

Total Short-Term Investments — 0.9% (Cost: $300,644,743)		300,733,584

Total Investments in Securities — 100.8% (Cost: $19,985,631,413)		32,597,721,285

Other Assets, Less Liabilities — (0.8)%		(255,967,873)

Net Assets — 100.0%		$32,341,753,412

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$401,174,689	$—	$(138,334,345	)(a)	$386,915	$(13,675)	$263,213,584	263,055,750	$738,620(b	)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	41,016,000	—	(3,496,000	)(a)	—	—	37,520,000	37,520,000	51,025		—
BlackRock Inc.	48,748,676	67,417,728	(15,356,275)		2,262,648	34,892,165	137,964,942	191,209	1,483,272		—

					$2,649,563	$34,878,490	$438,698,526		$2,272,917		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	213	03/19/21	$39,925	$789,909

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

4

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P 500 Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$32,296,987,701	$—	$—	$32,296,987,701
Money Market Funds	300,733,584	—	—	300,733,584

	$32,597,721,285	$—	$—	$32,597,721,285

Derivative financial instruments(a)
Assets

Futures Contracts	$789,909	$—	$—	$789,909

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

5